Revenue	9 Months Ended
Sep. 30, 2024
Revenue [abstract]
Revenue

Note 5—Revenue

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss in the following amounts:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	(EUR’000)		(EUR’000)
Revenue
Commercial products	55,710	46,968	153,598	114,414
Rendering of services	1,272	401	9,636	12,480
Clinical supply	—	94	1	348
Licenses	851	571	26,490	1,774
Total revenue	57,833	48,034	189,725	129,016
Attributable to
Commercial customers	55,710	46,968	153,598	114,414
Collaboration partners and license agreements	2,123	1,066	36,127	14,602
Total revenue	57,833	48,034	189,725	129,016
Specified by timing of recognition
Recognized over time	1,272	401	9,636	12,480
Recognized at a point in time	56,561	47,633	180,089	116,536
Total revenue	57,833	48,034	189,725	129,016
Specified per geographical area
Europe	8,151	381	14,800	381
North America	48,758	47,234	170,833	127,059
Rest of world	924	419	4,092	1,576
Total revenue	57,833	48,034	189,725	129,016

Commercial Customers

Revenue to commercial customers primarily relates to sale of SKYTROFA® (lonapegsomatropin-tcgd) and primarily in the U.S. market, which is sold to specialty pharmacies and specialty distributors. In addition, the Company began shipping SKYTROFA to customers in Germany in September 2023. In November 2023, TransCon PTH received regulatory approval in the EU and European Economic Area countries and is marketed as YORVIPATH® (palopegteriparatide). In August 2024, TransCon PTH received regulatory approval in the U.S. and will be marketed in the U.S. as YORVIPATH. The Company began shipping YORVIPATH to customers in Europe in the first quarter of 2024.

For the three and nine months ended September 30, 2024, revenue from SKYTROFA were €47.2 million and €138.5 million. Similarly, for the three and nine months ended September 30, 2024, revenue from YORVIPATH were €8.5 million and €15.1 million. For the three and nine months ended September 30, 2023, all revenue to commercial customers relates to SKYTROFA.

For the three and nine months ended September 30, 2024 and 2023, four commercial customers, each represented more than 10% of sales to commercial customers.

Collaboration Partners and License Agreements

Revenue attributable to collaboration partners and license agreements relates to Eyconis, Teijin Limited and VISEN Pharmaceuticals. Under the collaboration agreements, the Company provides various research and development services which are invoiced to collaboration partners. Revenue for these activities is presented as part of “Rendering of services.” Employment costs related to these activities are presented as Research and Development Costs in the consolidated statement of profit or loss.

Eyconis, Inc.

On January 29, 2024, the Company announced the formation and launch with Frazier Life Sciences of Eyconis, Inc., a separate company created to develop, manufacture, and commercialize TransCon ophthalmology assets globally, together with a $150 million commitment from an investor syndicate that includes Frazier, RA Capital Management, venBio, and HealthQuest Capital.

The Company has granted Eyconis exclusive rights to develop and commercialize TransCon ophthalmology products globally and received, as consideration, an equity position in the newly formed company. In addition, the Company is eligible to receive development, regulatory, and sales milestone payments, plus single digit royalties on global net sales of commercialized products, if any.

The Company is expected to provide various research and development services, which are subject to separate remuneration, and which will be recognized as revenue over time as rendering of services or reimbursement revenue, as applicable.

For the nine months ended September 30, 2024, revenue from “Licenses” of €26.5 million relates to non-cash upfront payment through an equity position in Eyconis, which is allocated to transfer of the Company’s intellectual property (“IP”) adjusted for internal profit. Internal profit relates to the Company’s share of the non-cash upfront payment which is recognized as part of “Investment in associates” and recognized as revenue from “Licenses” as the IP is amortized in the associate.

For the nine months ended September 30, 2024, no revenue from royalties or milestones has been recognized under the Eyconis agreement.

Teijin Limited

On November 29, 2023, the Company entered into an exclusive license agreement with Teijin Limited (the “Teijin Agreement”) for the further development and commercialization of TransCon hGH, TransCon PTH, and TransCon CNP for endocrinology rare disease (the “Licensed Products”) in Japan. Under the terms of the Teijin Agreement, the Company received an upfront payment of $70 million, with additional development and regulatory milestones of up to $175 million and commercial milestones. In addition, the Company is eligible to receive royalties on net sales of the Licensed Products in Japan, of up to mid-20’s percent.

Further, the Company will provide clinical and commercial supply, and development services for joint activities, which are subject to separate remuneration, and which will be recognized as revenue over time as rendering of services or reimbursement revenue, as applicable.

At September 30, 2024, none of the Licensed Products have received marketing authorization in Japan. The Licensed Products are patent protected, where future activities do not affect their existing stand-alone functionalities. Accordingly, all three licenses have been classified as “right-to-use” licenses, with revenue recognized at a point in time, where the licensee is granted access to the IP.

Development and regulatory milestones of up to $175 million are recognized as revenue when the milestone criteria specific to the Licensed Product are met. Royalty and commercial milestone income is recognized as revenue when the subsequent product sales occur.

For the nine months ended September 30, 2024, no revenue from royalties or milestones has been recognized under the Teijin Agreement.

VISEN Pharmaceuticals

Revenue from collaboration partners and license agreements also includes license income, rendering of services and sale of clinical supply under three licenses agreements with VISEN Pharmaceuticals, which were entered into in 2018.